Investments In Non-Consolidated Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Sep. 30, 2011 NC2 Global LLC	Oct. 31, 2012 Minimum	Oct. 31, 2012 Maximum	Oct. 31, 2011 NC2 Global LLC	Oct. 31, 2010 NC2 Global LLC
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage					10.00%	50.00%
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	$ 39	$ 65
Sales to affiliates	25	107	121
Related Party Transaction, Expenses from Transactions with Related Party	370	426	394
Equity Method Investment Summarized Financial Information Undistributed Earnings	(68)	(32)
Percentage of ownership prior to acquisition				50.00%
Ownership interest				100.00%
Loss from Equity Method Investments	$ 29	$ 71	$ 50				$ 39	$ 36